Revenue Recognition	9 Months Ended
Sep. 30, 2021
Revenue from Contract with Customer [Abstract]
Revenue Recognition

12. Revenue Recognition

Disaggregation of Revenue

The following table provides information about disaggregated revenue by product line, geographical market and timing of revenue recognition:

	Three Months Ended September 30,		Nine Months Ended September 30,
	2021	2020	2021	2020
Revenue by product line:
Advertising	$21,678,480	$9,409,031	$46,300,974	$28,788,631
Digital subscriptions	7,698,359	8,469,943	22,472,951	20,096,640
Magazine circulation	25,973,853	12,874,574	53,325,894	34,041,272
Other	4,222,816	1,336,445	5,835,682	2,667,243
Total	$59,573,508	$32,089,993	$127,935,501	$85,593,786
Revenue by geographical market:
United States	$57,762,726	$29,964,150	$123,697,063	$81,295,916
Other	1,810,782	2,125,843	4,238,438	4,297,870
Total	$59,573,508	$32,089,993	$127,935,501	$85,593,786
Revenue by timing of recognition:
At point in time	$51,875,149	$23,620,050	$105,462,550	$65,497,146
Over time	7,698,359	8,469,943	22,472,951	20,096,640
Total	$59,573,508	$32,089,993	$127,935,501	$85,593,786

Contract Balances

The timing of the Company’s performance under its various contracts often differs from the timing of the customer’s payment, which results in the recognition of a contract asset or a contract liability. A contract asset is recognized when a good or service is transferred to a customer and the Company does not have the contractual right to bill for the related performance obligations. A contract liability is recognized when consideration is received from the customer prior to the transfer of goods or services.

The following table provides information about contract balances:

	As of
	September 30, 2021	December 31, 2020
Unearned revenue (short-term contract liabilities):
Digital subscriptions	$15,708,139	$14,870,712
Magazine circulation	49,244,783	46,586,345
Advertising and other	6,352,733	168,619
	$71,305,655	$61,625,676
Unearned revenue (long-term contract liabilities):
Digital subscriptions	$1,593,724	$593,136
Magazine circulation	17,444,012	22,712,961
Other	170,000	192,500
	$19,207,736	$23,498,597

Unearned Revenue – Unearned revenue, also referred to as contract liabilities, include payments received in advance of performance under the contracts and are recognized as revenue over time. The Company records contract liabilities as unearned revenue on the condensed consolidated balance sheets. Digital subscription and magazine circulation revenue of $42,893,297 was recognized during the nine months ended September 30, 2021 from unearned revenue at the beginning of the year.

During January and February 2020, the Company modified certain digital and magazine subscription contracts that prospectively changed the frequency of the related issues required to be delivered on a yearly basis. The Company determined that the remaining digital content and magazines to be delivered are distinct from the digital content or magazines already provided under the original contract. As a result, the Company in effect established a new contract that included only the remaining digital content or magazines. Accordingly, the Company allocated the remaining performance obligations in the contracts as consideration from the original contract that has not yet been recognized as revenue.